UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04323

Natixis Funds Trust I

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of March 31, 2014 (Unaudited)

CGM Advisor Targeted Equity Fund

Shares	Description	Value (†)
Common Stocks – 98.7% of Net Assets
	Airlines – 6.1%
990,000	Delta Air Lines, Inc.	$34,303,500

	Capital Markets – 20.1%
205,000	Ameriprise Financial, Inc.	22,564,350
86,000	BlackRock, Inc.	27,045,280
163,000	Goldman Sachs Group, Inc. (The)	26,707,550
1,170,000	Morgan Stanley	36,468,900

		112,786,080

	Energy Equipment & Services – 4.4%
255,000	Schlumberger Ltd.	24,862,500

	Hotels, Restaurants & Leisure – 3.0%
75,000	Wynn Resorts Ltd.	16,661,250

	Household Durables – 22.2%
1,470,000	DR Horton, Inc.	31,825,500
810,000	Lennar Corp., Class A	32,092,200
205,000	Mohawk Industries, Inc.(b)	27,875,900
920,000	Toll Brothers, Inc.(b)	33,028,000

		124,821,600

	Insurance – 5.1%
335,000	Prudential Financial, Inc.	28,357,750

	Internet & Catalog Retail – 5.7%
26,600	priceline.com, Inc.(b)	31,704,274

	Internet Software & Services – 6.0%
30,300	Google, Inc., Class A(b)	33,769,653

	IT Services – 2.1%
55,000	Visa, Inc., Class A	11,872,300

	Pharmaceuticals – 5.1%
140,000	Actavis PLC(b)	28,819,000

	Road & Rail – 2.3%
85,000	Canadian Pacific Railway Ltd.	12,786,550

	Technology Hardware, Storage & Peripherals – 11.3%
510,000	Seagate Technology PLC	28,641,600
380,000	Western Digital Corp.	34,891,600

		63,533,200

	Textiles, Apparel & Luxury Goods – 5.3%
480,000	VF Corp.	29,702,400

	Total Common Stocks (Identified Cost $499,572,157)	553,980,057

Principal Amount	Description	Value (†)
Short-Term Investments – 1.3%
$7,330,000	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2014 at 0.000% to be repurchased at $7,330,000 on 4/01/2014 collateralized by $6,675,000 Federal Farm Credit Bank, 4.875% due 1/17/2017 valued at $7,479,611 including accrued interest(c) (Identified Cost $7,330,000)	$7,330,000

	Total Investments – 100.0% (Identified Cost $506,902,157)(a)	561,310,057
	Other assets less liabilities – (0.0)%	(54,964)

	Net Assets – 100.0%	$561,255,093

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange or market where traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Short-term obligations (purchased with an original or remaining maturity of sixty days or less) are valued at amortized cost (which approximates market value).

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s NAV is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At March 31, 2014, the net unrealized appreciation on investments based on a cost of $506,902,157 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$58,824,832
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(4,416,932)

Net unrealized appreciation	$54,407,900

(b)	Non-income producing security.

(c)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2014, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2014, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$553,980,057	$—	$—	$553,980,057
Short-Term Investments	—	7,330,000	—	7,330,000

Total	$553,980,057	$7,330,000	$—	$561,310,057

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended March 31, 2013, there were no transfers among Levels 1, 2 and 3.

Industry Summary at March 31, 2014 (Unaudited)

Household Durables	22.2%
Capital Markets	20.1
Technology Hardware, Storage & Peripherals	11.3
Airlines	6.1
Internet Software & Services	6.0
Internet & Catalog Retail	5.7
Textiles, Apparel & Luxury Goods	5.3
Pharmaceuticals	5.1
Insurance	5.1
Energy Equipment & Services	4.4
Hotels, Restaurants & Leisure	3.0
Road & Rail	2.3
IT Services	2.1
Short-Term Investments	1.3

Total Investments	100.0
Other assets less liabilities	(0.0)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of March 31, 2014 (Unaudited)

Natixis Diversified Income Fund

Shares	Description	Value (†)
Common Stocks – 51.1% of Net Assets
	Aerospace & Defense – 1.9%
4,597	General Dynamics Corp.	$500,705
3,833	Honeywell International, Inc.	355,549
7,126	Lockheed Martin Corp.	1,163,248
4,178	Northrop Grumman Corp.	515,482

		2,534,984

	Automobiles – 0.7%
10,180	Ford Motor Co.	158,808
21,908	General Motors Co.	754,073

		912,881

	Banks – 1.0%
5,812	Bank of Hawaii Corp.	352,265
4,883	BB&T Corp.	196,150
7,301	F.N.B. Corp.	97,833
5,530	First Niagara Financial Group, Inc.	52,259
5,413	FirstMerit Corp.	112,753
6,407	Trustmark Corp.	162,418
7,576	United Bankshares, Inc.	231,977
8,354	Valley National Bancorp	86,965

		1,292,620

	Beverages – 0.2%
5,137	Coca-Cola Co. (The)	198,596

	Biotechnology – 0.1%
13,592	PDL BioPharma, Inc.	112,950

	Capital Markets – 0.2%
7,174	Federated Investors, Inc., Class B	219,094

	Chemicals – 0.3%
5,376	Olin Corp.	148,431
4,466	RPM International, Inc.	186,858

		335,289

	Commercial Services & Supplies – 0.8%
3,758	Deluxe Corp.	197,182
6,264	Pitney Bowes, Inc.	162,801
10,065	R.R. Donnelley & Sons Co.	180,164
5,645	Republic Services, Inc.	192,833
6,141	Waste Management, Inc.	258,352

		991,332

	Containers & Packaging – 0.5%
4,436	Avery Dennison Corp.	224,772
5,265	MeadWestvaco Corp.	198,175

Shares	Description	Value (†)
Common Stocks – continued
	Containers & Packaging – continued
5,669	Sonoco Products Co.	$232,542

		655,489

	Distributors – 0.3%
4,849	Genuine Parts Co.	421,136

	Diversified Telecommunication Services – 0.6%
9,760	AT&T, Inc.	342,283
12,948	CenturyLink, Inc.	425,213

		767,496

	Electric Utilities – 3.9%
8,042	American Electric Power Co., Inc.	407,408
5,918	Cleco Corp.	299,333
5,494	Edison International	311,015
10,044	Entergy Corp.	671,441
8,149	Exelon Corp.	273,480
12,605	FirstEnergy Corp.	428,948
6,266	IDACORP, Inc.	347,575
5,899	NextEra Energy, Inc.	564,062
6,606	Northeast Utilities	300,573
4,577	OGE Energy Corp.	168,251
7,952	Pinnacle West Capital Corp.	434,656
9,232	PPL Corp.	305,949
6,988	UNS Energy Corp.	419,490
7,470	Xcel Energy, Inc.	226,789

		5,158,970

	Electrical Equipment – 0.5%
4,358	Eaton Corp. PLC	327,373
4,768	Emerson Electric Co.	318,502

		645,875

	Energy Equipment & Services – 0.4%
9,536	Ensco PLC, Class A	503,310

	Food & Staples Retailing – 0.2%
5,777	Sysco Corp.	208,723

	Food Products – 0.4%
5,653	Campbell Soup Co.	253,707
5,531	General Mills, Inc.	286,616

		540,323

	Gas Utilities – 0.7%
7,660	AGL Resources, Inc.	375,034
7,091	New Jersey Resources Corp.	353,132
5,989	Questar Corp.	142,418

		870,584

	Hotels, Restaurants & Leisure – 1.0%
7,868	Darden Restaurants, Inc.	399,380
13,300	Hilton Worldwide Holdings, Inc.(b)	295,792

Shares	Description	Value (†)
Common Stocks – continued
	Hotels, Restaurants & Leisure – continued
6,261	McDonald’s Corp.	$613,766

		1,308,938

	Household Durables – 0.9%
6,874	Garmin Ltd.	379,857
10,525	KB Home	178,820
7,633	Leggett & Platt, Inc.	249,141
4,844	Tupperware Brands Corp.	405,734

		1,213,552

	Household Products – 0.8%
5,527	Clorox Co. (The)	486,431
5,660	Kimberly-Clark Corp.	624,015

		1,110,446

	Industrial Conglomerates – 0.1%
5,263	General Electric Co.	136,259

	Insurance – 0.9%
5,603	Arthur J. Gallagher & Co.	266,591
6,018	Cincinnati Financial Corp.	292,836
9,486	Mercury General Corp.	427,629
8,146	Old Republic International Corp.	133,594

		1,120,650

	Leisure Products – 0.2%
5,835	Mattel, Inc.	234,042

	Media – 0.3%
5,634	Cinemark Holdings, Inc.	163,442
6,085	Meredith Corp.	282,527

		445,969

	Metals & Mining – 0.1%
4,621	Cliffs Natural Resources, Inc.	94,546
4,563	Commercial Metals Co.	86,149

		180,695

	Multi-Utilities – 4.0%
6,853	Alliant Energy Corp.	389,319
8,352	Avista Corp.	255,989
5,629	Black Hills Corp.	324,512
6,686	CenterPoint Energy, Inc.	158,391
7,230	CMS Energy Corp.	211,694
6,548	Dominion Resources, Inc.	464,843
7,309	DTE Energy Co.	542,986
9,470	Integrys Energy Group, Inc.	564,886
5,976	NiSource, Inc.	212,327
8,322	PG&E Corp.	359,510
8,317	Public Service Enterprise Group, Inc.	317,210
8,073	SCANA Corp.	414,306
5,342	Sempra Energy	516,892
9,631	TECO Energy, Inc.	165,172

Shares	Description	Value (†)
Common Stocks – continued
	Multi Utilities – continued
6,942	Wisconsin Energy Corp.	$323,150

		5,221,187

	Oil, Gas & Consumable Fuels – 1.6%
6,031	Chevron Corp.	717,146
7,352	ConocoPhillips	517,213
12,829	HollyFrontier Corp.	610,404
4,798	Oneok, Inc.	284,282

		2,129,045

	Pharmaceuticals – 0.9%
5,088	Bristol-Myers Squibb Co.	264,322
7,219	Eli Lilly & Co.	424,910
6,468	Merck & Co., Inc.	367,188
5,765	Pfizer, Inc.	185,172

		1,241,592

	Real Estate – 0.1%
11,100	American Homes 4 Rent, Class A	185,481

	Real Estate Management & Development – 0.5%
3,900	Alexander & Baldwin, Inc.	165,984
27,700	Forest City Enterprises, Inc., Class A(b)	529,070

		695,054

	REITs - Apartments – 3.9%
11,300	American Campus Communities, Inc.	422,055
11,300	AvalonBay Communities, Inc.	1,483,916
6,800	BRE Properties, Inc.	426,904
10,000	Camden Property Trust	673,400
37,100	Equity Residential	2,151,429

		5,157,704

	REITs - Diversified – 2.5%
12,600	American Assets Trust, Inc.	425,124
8,200	Armada Hoffler Properties, Inc.	82,328
20,900	DuPont Fabros Technology, Inc.	503,063
14,700	EPR Properties	784,833
17,700	Liberty Property Trust	654,192
7,900	Vornado Realty Trust	778,624

		3,228,164

	REITs - Healthcare – 2.7%
34,000	HCP, Inc.	1,318,860
17,300	Health Care REIT, Inc.	1,031,080
19,800	Ventas, Inc.	1,199,286

		3,549,226

	REITs - Hotels – 1.4%
69,000	Host Hotels & Resorts, Inc.	1,396,560
18,600	RLJ Lodging Trust	497,364

		1,893,924

Shares	Description	Value (†)
Common Stocks – continued
	REITs - Manufactured Homes – 0.4%
12,600	Equity Lifestyle Properties, Inc.	$512,190

	REITs - Office Property – 3.9%
8,500	Alexandria Real Estate Equities, Inc.	616,760
27,000	BioMed Realty Trust, Inc.	553,230
15,400	Boston Properties, Inc.	1,763,762
14,000	Douglas Emmett, Inc.	379,960
22,800	Empire State Realty Trust, Inc., Class A	344,508
10,746	First Potomac Realty Trust	138,838
19,500	Kilroy Realty Corp.	1,142,310
10,500	Piedmont Office Realty Trust, Inc., Class A	180,075

		5,119,443

	REITs - Regional Malls – 4.0%
12,800	Macerich Co. (The)	797,824
23,800	Simon Property Group, Inc.	3,903,200
7,700	Taubman Centers, Inc.	545,083

		5,246,107

	REITs - Shopping Centers – 2.3%
13,300	Acadia Realty Trust	350,854
37,200	DDR Corp.	613,056
8,200	Federal Realty Investment Trust	940,704
17,000	Ramco-Gershenson Properties Trust	277,100
11,300	Regency Centers Corp.	576,978
21,000	Retail Opportunity Investments Corp.	313,740

		3,072,432

	REITs - Single Tenant – 0.3%
10,200	National Retail Properties, Inc.	350,064

	REITs - Storage – 2.1%
16,000	CubeSmart	274,560
17,000	Extra Space Storage, Inc.	824,670
10,000	Public Storage	1,684,900

		2,784,130

	REITs - Warehouse/Industrials – 1.4%
43,000	ProLogis, Inc.	1,755,690
3,600	Rexford Industrial Realty, Inc.	51,048

		1,806,738

	Semiconductors & Semiconductor Equipment – 0.1%
6,784	Intel Corp.	175,095

	Specialty Retail – 0.1%
5,589	Staples, Inc.	63,379

	Technology Hardware, Storage & Peripherals – 0.3%
6,387	Seagate Technology PLC	358,694

	Thrifts & Mortgage Finance – 0.2%
11,426	New York Community Bancorp, Inc.	183,616
8,151	People’s United Financial, Inc.	121,205

		304,821

Shares	Description	Value (†)
Common Stocks – continued
	Tobacco – 1.4%
9,382	Altria Group, Inc.	$351,168
8,009	Lorillard, Inc.	433,127
8,056	Philip Morris International, Inc.	659,545
7,410	Universal Corp.	414,145

		1,857,985

	Trading Companies & Distributors – 0.0%
176	United Rentals, Inc.(b)	16,709

	Total Common Stocks (Identified Cost $59,538,127)	67,089,367

Principal Amount (‡)
Bonds and Notes – 45.1%
Non-Convertible Bonds – 41.8%
	ABS Car Loan – 0.8%
$96,584	Ford Credit Auto Owner Trust, Series 2011-B, Class A4, 1.350%, 12/15/2016	97,092
160,000	Ford Credit Auto Owner Trust, Series 2013-B, Class A3, 0.570%, 10/15/2017	160,207
310,000	Honda Auto Receivables Owner Trust, Series 2013-2, Class A3, 0.530%, 2/16/2017	310,282
67,356	Nissan Auto Receivables Owner Trust, Series 2011-A, Class A4, 1.940%, 9/15/2017	68,023
48,000	Nissan Auto Receivables Owner Trust, Series 2013-A, Class A3, 0.500%, 5/15/2017	48,036
325,000	Nissan Auto Receivables Owner Trust, Series 2013-C, Class A3, 0.670%, 8/15/2018	325,461
94,000	World Omni Auto Receivables Trust, Series 2013-A, Class A3, 0.640%, 4/16/2018	93,997

		1,103,098

	ABS Credit Card – 0.6%
300,000	American Express Credit Account Secured Note Trust, Series 2012-4, Class A, 0.395%, 5/15/2020(c)	299,379
100,000	Chase Issuance Trust, Series 2012-A5, Class A5, 0.590%, 8/15/2017	100,147
100,000	Chase Issuance Trust, Series 2012-A8, Class A8, 0.540%, 10/16/2017	99,989
298,000	Citibank Credit Card Issuance Trust, Series 2013-A2, Class A2, 0.435%, 5/26/2020(c)	297,830

		797,345

	ABS Home Equity – 2.3%
55,433	Alternative Loan Trust, Series 2003-20CB, Class 2A1, 5.750%, 10/25/2033	58,199
60,171	Banc of America Alternative Loan Trust, Series 2003-10, Class 1A1, 5.500%, 12/25/2033	61,931
99,268	Banc of America Alternative Loan Trust, Series 2003-10, Class 3A1, 5.500%, 12/25/2033	101,864
136,023	Banc of America Funding Trust, Series 2004-B, Class 4A2, 2.580%, 11/20/2034(c)	129,054

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Home Equity – continued
$33,786	Banc of America Funding Trust, Series 2005-4, Class 1A3, 5.500%, 8/25/2035	$34,739
77,472	Banc of America Funding Trust, Series 2005-7, Class 3A1, 5.750%, 11/25/2035	79,521
74,046	Banc of America Mortgage Securities, Inc., Series 2004-8, Class 1A19, 5.500%, 10/25/2034	74,745
102,102	Banc of America Mortgage Securities, Inc., Series 2004-A, Class 2A2, 2.682%, 2/25/2034(c)	101,264
34,466	Banc of America Mortgage Securities, Inc., Series 2005-A, Class 2A1, 2.725%, 2/25/2035(c)	34,459
13,270	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-3, Class 2A, 2.589%, 7/25/2034(c)	13,201
4,206	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 11A1, 2.686%, 1/25/2035(c)	4,129
68,048	Chase Mortgage Finance Trust, Series 2007-A1, Class 3A1, 2.646%, 2/25/2037(c)	67,018
114,682	Countrywide Alternative Loan Trust, Series 2003-4CB, Class 1A1, 5.750%, 4/25/2033	119,164
184,257	Countrywide Alternative Loan Trust, Series 2004-27CB, Class A1, 6.000%, 12/25/2034	182,209
47,931	Countrywide Alternative Loan Trust, Series 2004-J3, Class 1A1, 5.500%, 4/25/2034	50,054
25,000	Countrywide Asset-Backed Certificates, Series 2004-13, Class AF5B, 5.103%, 5/25/2035	24,548
58,248	Countrywide Home Loan Mortgage Pass Through Trust, Series 2003-57, Class A11, 5.500%, 1/25/2034	60,782
26,406	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-HYB4, Class 2A1, 2.501%, 9/20/2034(c)	25,761
39,090	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-11, Class 4A1, 0.424%, 4/25/2035(c)	32,023
16,407	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-1, Class 3A4, 5.250%, 5/25/2028	16,679
13,821	GMAC Mortgage Corp. Loan Trust, Series 2003-J7, Class A7, 5.000%, 11/25/2033	14,266
73,389	GMAC Mortgage Corp. Loan Trust, Series 2005-AR4, Class 3A1, 3.108%, 7/19/2035(c)	67,629
71,308	GSR Mortgage Loan Trust, Series 2004-14, Class 3A1, 2.761%, 12/25/2034(c)	63,767
99,609	GSR Mortgage Loan Trust, Series 2004-14, Class 5A1, 2.753%, 12/25/2034(c)	99,553
200,000	GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, 2.679%, 9/25/2035(c)	197,905
122,577	HarborView Mortgage Loan Trust, Series 2004-3, Class 1A, 2.582%, 5/19/2034(c)	121,341
11,453	IndyMac Index Mortgage Loan Trust, Series 2005-16IP, Class A1, 0.794%, 7/25/2045(c)	10,379
47,755	JPMorgan Mortgage Trust, Series 2007-A1, Class 5A1, 2.663%, 7/25/2035(c)	47,867
49,572	MASTR Adjustable Rate Mortgages Trust, Series 2007-1, Class I2A1, 0.314%, 1/25/2047(c)	35,673
50,738	MASTR Alternative Loan Trust, Series 2003-9, Class 4A1, 5.250%, 11/25/2033	52,548
51,724	MASTR Alternative Loan Trust, Series 2004-5, Class 2A1, 6.000%, 6/25/2034	54,614

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Home Equity – continued
$75,000	Morgan Stanley Mortgage Loan Trust, Series 2005-7, Class 7A5, 5.500%, 11/25/2035	$76,312
54,486	New York Mortgage Trust, Series 2006-1, Class 2A2, 2.676%, 5/25/2036(c)	48,723
75,000	Residential Accredit Loans, Inc., Series 2003-QS17, Class CB5, 5.500%, 9/25/2033	78,533
42,543	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12, Class 6A, 2.655%, 9/25/2034(c)	42,018
139,564	Structured Asset Securities Corp. Mortgage Pass Through Certificates, Series 2004-20, Class 8A7, 5.750%, 11/25/2034	147,062
32,978	Structured Asset Securities Corp. Mortgage Pass Through Certificates, Series 2004-21XS, Class 1A5, 5.000%, 12/25/2034	33,556
35,190	WaMu Mortgage Pass Through Certificates, Series 2004-AR1, Class A, 2.408%, 3/25/2034(c)	35,397
118,142	WaMu Mortgage Pass Through Certificates, Series 2004-AR14, Class A1, 2.404%, 1/25/2035(c)	118,684
83,480	WaMu Mortgage Pass Through Certificates, Series 2004-CB2, Class 2A, 5.500%, 7/25/2034	88,055
23,182	WaMu Mortgage Pass Through Certificates, Series 2007-OA3, Class 2A1A, 0.889%, 4/25/2047(c)	20,740
57,553	Wells Fargo Mortgage Backed Securities Trust, Series 2003-M, Class A1, 2.618%, 12/25/2033(c)	57,483
41,713	Wells Fargo Mortgage Backed Securities Trust, Series 2003-N, Class 1A2, 2.483%, 12/25/2033(c)	41,859
92,802	Wells Fargo Mortgage Backed Securities Trust, Series 2004-A, Class A1, 2.634%, 2/25/2034(c)	94,548
51,807	Wells Fargo Mortgage Backed Securities Trust, Series 2005-12, Class 1A2, 5.500%, 11/25/2035	53,420
45,269	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A4, 2.614%, 6/25/2035(c)	45,836

		3,019,112

	ABS Other – 0.4%
280,000	Springleaf Funding Trust, Series 2013-BA, Class A, 3.920%, 1/16/2023, 144A	284,900
170,000	Springleaf Funding Trust, Series 2014-AA, Class A, 2.410%, 12/15/2022, 144A	169,583
100,000	Springleaf Funding Trust, Series 2014-AA, Class B, 3.450%, 12/15/2022, 144A	99,542

		554,025

	Aerospace & Defense – 0.4%
200,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A	180,500
300,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	299,250

		479,750

	Airlines – 1.6%
50,000	Air Canada Pass Through Trust, Series 2013-1, Class A, 4.125%, 11/15/2026, 144A	50,125
200,000	American Airlines Pass Through Trust, Series 2013-2, Class C, 6.000%, 1/15/2017, 144A	202,518

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Airlines – continued
$180,000	British Airways Pass Through Trust, Series 2013-1, Class B, 5.625%, 12/20/2021, 144A	$190,039
20,000	Continental Airlines Pass Through Certificates, Series 2012-2, Class B, 5.500%, 4/29/2022	21,050
80,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	84,300
38,491	Continental Airlines Pass Through Trust, Series 2000-1, Class A-1, 8.048%, 5/01/2022	44,361
12,900	Continental Airlines Pass Through Trust, Series 2007-1, Class A, 5.983%, 10/19/2023	14,641
730,300	UAL Pass Through Trust, Series 2007-1, Class A, 6.636%, 1/02/2024(d)	806,981
195,000	United Airlines Pass Through Trust, Series 2014-1, Class A, 4.000%, 10/11/2027	196,137
124,860	US Airways Pass Through Trust, Series 2012-1A, Class A, 5.900%, 4/01/2026	139,532
110,207	US Airways Pass Through Trust, Series 2012-1B, Class B, 8.000%, 4/01/2021	123,431
172,602	US Airways Pass Through Trust, Series 2012-1C, Class C, 9.125%, 10/01/2015	182,958

		2,056,073

	Automotive – 0.1%
40,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	41,350
25,000	Lear Corp., 5.375%, 3/15/2024	25,437

		66,787

	Banking – 3.3%
64,000	Ally Financial, Inc., 8.000%, 11/01/2031	78,880
600,000	Banco Santander Brasil S.A., 8.000%, 3/18/2016, 144A, (BRL)	244,271
500,000	Bank of Montreal, 1.950%, 1/30/2018	512,225
500,000	Bank of Nova Scotia, 1.950%, 1/30/2017	512,225
355,000	Citigroup, Inc., 5.500%, 9/13/2025	378,145
105,000	Citigroup, Inc., 5.875%, 2/22/2033	111,675
25,000	Citigroup, Inc., 6.000%, 10/31/2033	27,000
20,000	Citigroup, Inc., 6.125%, 8/25/2036	21,880
250,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 4.625%, 12/01/2023	257,264
100,000	HBOS PLC, 6.000%, 11/01/2033, 144A	103,731
200,000	ING Bank NV, 5.800%, 9/25/2023, 144A	213,289
100,000	Intesa Sanpaolo S.p.A., 6.500%, 2/24/2021, 144A	112,778

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
120,000	JPMorgan Chase & Co., 4.250%, 11/02/2018, (NZD)	$99,307
400,000	Merrill Lynch & Co., Inc., 6.110%, 1/29/2037	447,350
100,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.050%, 6/01/2034	109,396
65,000	Morgan Stanley, 5.000%, 11/24/2025	66,880
175,000	Morgan Stanley, 8.000%, 5/09/2017, (AUD)	178,828
100,000	Morgan Stanley, GMTN, 7.625%, 3/03/2016, (AUD)	98,926
720,000	Morgan Stanley, MTN, 4.100%, 5/22/2023(d)	712,701
40,000	Royal Bank of Scotland Group PLC, 5.500%, (EUR)(e)	49,527

		4,336,278

	Brokerage – 0.5%
140,000	Jefferies Group LLC, 5.125%, 1/20/2023	147,142
45,000	Jefferies Group LLC, 6.250%, 1/15/2036	45,593
20,000	Jefferies Group LLC, 6.450%, 6/08/2027	21,380
295,000	Jefferies Group LLC, 6.500%, 1/20/2043	308,982
95,000	Jefferies Group LLC, 6.875%, 4/15/2021	110,622

		633,719

	Building Materials – 0.3%
25,000	HD Supply, Inc., 7.500%, 7/15/2020	27,281
170,000	Masco Corp., 5.850%, 3/15/2017	187,000
40,000	Masco Corp., 6.500%, 8/15/2032	40,700
15,000	Masco Corp., 7.750%, 8/01/2029	16,753
300,000	Odebrecht Finance Ltd., 8.250%, 4/25/2018, 144A, (BRL)	110,401

		382,135

	Chemicals – 0.2%
200,000	Hercules, Inc., 6.500%, 6/30/2029	176,000
25,000	Methanex Corp., 5.250%, 3/01/2022	27,070

		203,070

	Collateralized Mortgage Obligations – 0.0%
23,970	MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 3A1, 2.633%, 1/25/2036(c)	23,431

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Commercial Mortgage-Backed Securities – 1.4%
$265,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040	$292,436
75,000	CW Capital Cobalt Ltd., Series 2006-C1, Class AM, 5.254%, 8/15/2048	77,079
200,000	DBUBS Mortgage Trust, Series 2011-LC1A, Class E, 5.558%, 11/10/2046, 144A(c)	206,917
400,000	Extended Stay America Trust, Series 2013-ESH7, Class D7, 4.036%, 12/05/2031, 144A(c)	414,370
185,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class AM, 5.819%, 8/10/2045(c)	191,024
100,000	Hilton USA Trust, Series 2013-HLT, Class DFX, 4.407%, 11/05/2030, 144A	101,727
25,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class AM, 5.464%, 1/15/2049	26,137
100,000	Morgan Stanley Capital I Trust, Series 2007-HQ12, Class AM, 5.577%, 4/12/2049(c)	108,550
100,000	Morgan Stanley Re-REMIC Trust, Series 2009-GG10, Class A4B, 5.819%, 8/12/2045, 144A(c)	110,046
100,000	Motel 6 Trust, Series 2012-MTL6, Class D, 3.781%, 10/05/2025, 144A	100,706
130,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class AM, 5.603%, 10/15/2048	141,162
125,000	WFRBS Commercial Mortgage Trust, Series 2011-C2, Class D, 5.466%, 2/15/2044, 144A(c)	129,219

		1,899,373

	Consumer Products – 0.1%
160,000	Avon Products, Inc., 5.000%, 3/15/2023	160,289

	Diversified Manufacturing – 0.2%
200,000	Votorantim Cimentos S.A., 7.250%, 4/05/2041, 144A	198,000

	Electric – 0.8%
500,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	522,500
115,000,000	Emgesa S.A. E.S.P., 8.750%, 1/25/2021, 144A, (COP)	61,817
88,000,000	Empresas Publicas de Medellin E.S.P., 8.375%, 2/01/2021, 144A, (COP)	46,523
100,000	Enel Finance International NV, 5.125%, 10/07/2019, 144A	109,637
300,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	313,425

		1,053,902

	Financial Other – 0.3%
200,000	Cielo S.A./Cielo USA, Inc., 3.750%, 11/16/2022, 144A	186,250
105,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.875%, 3/15/2019, 144A	106,837

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Financial Other – continued
$50,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.875%, 2/01/2022, 144A	$50,750

		343,837

	Government Owned - No Guarantee – 0.7%
59,000	Ecopetrol S.A., 5.875%, 9/18/2023	64,458
600,000	Pertamina Persero PT, 4.300%, 5/20/2023, 144A	540,750
315,000	Petrobras Global Finance BV, 6.250%, 3/17/2024	324,532

		929,740

	Healthcare – 0.9%
25,000	HCA, Inc., 7.050%, 12/01/2027	24,844
75,000	HCA, Inc., 7.500%, 12/15/2023	81,375
520,000	HCA, Inc., 7.500%, 11/06/2033	533,000
310,000	HCA, Inc., 7.690%, 6/15/2025	330,925
20,000	HCA, Inc., 8.360%, 4/15/2024	22,600
140,000	HCA, Inc., MTN, 7.580%, 9/15/2025	147,700
50,000	HCA, Inc., MTN, 7.750%, 7/15/2036	51,000

		1,191,444

	Home Construction – 0.9%
40,000	Beazer Homes USA, Inc., 7.250%, 2/01/2023	41,800
80,000	Beazer Homes USA, Inc., 9.125%, 5/15/2019	86,200
70,000	Desarrolladora Homex SAB de CV, 9.750%, 3/25/2020, 144A(f)	7,788
105,000	KB Home, 7.250%, 6/15/2018	118,125
150,000	KB Home, 7.500%, 9/15/2022	164,250
145,000	Lennar Corp., 4.750%, 11/15/2022	141,012
80,000	Pulte Group, Inc., 6.000%, 2/15/2035	74,600
515,000	Pulte Group, Inc., 6.375%, 5/15/2033	504,700

		1,138,475

	Independent Energy – 0.7%
85,000	Continental Resources, Inc., 4.500%, 4/15/2023	88,032
240,000	Newfield Exploration Co., 5.625%, 7/01/2024	249,000

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Independent Energy – continued
$400,000	OGX Austria GmbH, 8.375%, 4/01/2022, 144A(f)	$18,000
200,000	OGX Austria GmbH, 8.500%, 6/01/2018, 144A(f)	10,000
142,000	Pioneer Natural Resources Co., 7.200%, 1/15/2028	174,851
50,000	SandRidge Energy, Inc., 7.500%, 2/15/2023	53,000
45,000	SandRidge Energy, Inc., 8.125%, 10/15/2022	49,050
105,000	Southwestern Energy Co., 4.100%, 3/15/2022	107,909
125,000	Talisman Energy, Inc., 3.750%, 2/01/2021	124,292
100,000	Whiting Petroleum Corp., 5.750%, 3/15/2021	107,500

		981,634

	Life Insurance – 0.4%
85,000	American International Group, Inc., 4.875%, 6/01/2022	93,077
300,000	American International Group, Inc., (fixed rate to 5/15/2038, variable rate thereafter), 8.175%, 5/15/2068	394,125

		487,202

	Local Authorities – 0.6%
260,000	Autonomous Community of Madrid Spain, 4.300%, 9/15/2026, 144A, (EUR)	370,578
490,000	Province of Ontario, Canada, 4.200%, 3/08/2018, (CAD)(d)	482,762

		853,340

	Lodging – 0.0%
35,000	Royal Caribbean Cruises Ltd., 7.500%, 10/15/2027	39,025
1,000	Wyndham Worldwide Corp., 6.000%, 12/01/2016	1,115

		40,140

	Media Cable – 0.2%
10,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 2/15/2023	9,625
75,000	Time Warner Cable, Inc., 4.500%, 9/15/2042	68,848
95,000	Time Warner Cable, Inc., 5.500%, 9/01/2041	99,048
40,000	Time Warner Cable, Inc., 5.875%, 11/15/2040	43,343

		220,864

	Metals & Mining – 1.4%
255,000	Alcoa, Inc., 5.900%, 2/01/2027	260,169

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Metals & Mining – continued
$40,000	Alcoa, Inc., 6.750%, 1/15/2028	$43,273
160,000	Allegheny Technologies, Inc., 5.950%, 1/15/2021	168,880
245,000	ArcelorMittal, 6.000%, 3/01/2021	261,231
135,000	ArcelorMittal, 6.750%, 2/25/2022	148,162
225,000	ArcelorMittal, 7.250%, 3/01/2041	225,844
100,000	ArcelorMittal, 7.500%, 10/15/2039	103,375
75,000	Barrick North America Finance LLC, 4.400%, 5/30/2021	75,572
200,000	Rain CII Carbon LLC/CII Carbon Corp., 8.250%, 1/15/2021, 144A	206,000
200,000	Samarco Mineracao S.A., 4.125%, 11/01/2022, 144A	184,000
145,000	Xstrata Finance Canada Ltd., 4.950%, 11/15/2021, 144A	149,876

		1,826,382

	Non-Captive Consumer – 1.0%
30,000	SLM Corp., 4.875%, 6/17/2019	30,485
412,000	SLM Corp., 5.500%, 1/25/2023	404,275
5,000	SLM Corp., MTN, 5.500%, 1/15/2019	5,288
180,000	SLM Corp., MTN, 7.250%, 1/25/2022	198,450
65,000	SLM Corp., Series A, MTN, 5.000%, 6/15/2018	64,387
80,000	SLM Corp., Series A, MTN, 8.450%, 6/15/2018	94,200
280,000	Springleaf Finance Corp., 7.750%, 10/01/2021	310,100
110,000	Springleaf Finance Corp., 8.250%, 10/01/2023	122,650
115,000	Springleaf Finance Corp., Series J, MTN, 6.900%, 12/15/2017	126,212

		1,356,047

	Non-Captive Diversified – 1.1%
165,000	Aviation Capital Group Corp., 4.625%, 1/31/2018, 144A	171,572
110,000	Aviation Capital Group Corp., 6.750%, 4/06/2021, 144A	121,358
25,000	CIT Group, Inc., 5.000%, 8/15/2022	25,938
30,000	CIT Group, Inc., 5.000%, 8/01/2023	30,675
400,000	General Electric Capital Corp., Series A, (fixed rate to 6/15/2022, variable rate thereafter), 7.125%(e)	456,000

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Non-Captive Diversified – continued
$80,000	International Lease Finance Corp., 5.875%, 4/01/2019	$87,400
80,000	International Lease Finance Corp., 6.250%, 5/15/2019	88,200
35,000	International Lease Finance Corp., 8.250%, 12/15/2020	42,332
105,000	International Lease Finance Corp., 8.625%, 1/15/2022	128,756
140,000	iStar Financial, Inc., 7.125%, 2/15/2018	157,150
70,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.375%, 10/01/2017	73,412

		1,382,793

	Paper – 0.2%
205,000	Weyerhaeuser Co., 6.875%, 12/15/2033	253,504
5,000	Weyerhaeuser Co., 6.950%, 10/01/2027	5,990
30,000	Weyerhaeuser Co., 7.375%, 3/15/2032	38,560

		298,054

	Pharmaceuticals – 0.5%
620,000	Valeant Pharmaceuticals International, 6.375%, 10/15/2020, 144A(d)	669,600
15,000	Valeant Pharmaceuticals International, 6.750%, 8/15/2021, 144A	16,162
10,000	Valeant Pharmaceuticals International, 7.250%, 7/15/2022, 144A	11,050

		696,812

	Pipelines – 0.3%
70,000	Energy Transfer Partners LP, 5.200%, 2/01/2022	75,566
140,000	EnLink Midstream Partners LP, 4.400%, 4/01/2024	142,733
100,000	IFM US Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	106,258
100,000	Sunoco Logistics Partners Operations LP, 4.250%, 4/01/2024	99,774

		424,331

	Retailers – 1.5%
125,000	Advance Auto Parts, Inc., 4.500%, 12/01/2023	128,042
215,000	Best Buy Co., Inc., 5.000%, 8/01/2018	222,794
253,893	CVS Pass Through Trust, 4.704%, 1/10/2036, 144A	262,779
209,829	CVS Pass Through Trust, 7.507%, 1/10/2032, 144A	258,481
400,000	Dillard’s, Inc., 6.625%, 1/15/2018	450,000

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Retailers – continued
$205,000	Dillard’s, Inc., 7.000%, 12/01/2028	$208,588
100,000	Macy’s Retail Holdings, Inc., 6.790%, 7/15/2027	118,237
225,000	Macy’s Retail Holdings, Inc., 6.900%, 4/01/2029	273,085
45,000	Toys R Us, Inc., 7.375%, 10/15/2018	36,000

		1,958,006

	Sovereigns – 0.2%
700,000	Republic of Brazil, 8.500%, 1/05/2024, (BRL)	289,224

	Supermarkets – 0.3%
35,000	Delhaize Group S.A., 5.700%, 10/01/2040	35,597
320,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	232,000
175,000	SUPERVALU, Inc., 6.750%, 6/01/2021	177,406

		445,003

	Supranational – 0.7%
400,000	European Bank for Reconstruction & Development, EMTN, 9.000%, 4/28/2014, (BRL)	176,049
136,000,000	International Bank for Reconstruction & Development, EMTN, 4.250%, 2/05/2016, (CLP)	251,130
26,380,000	International Finance Corp., 7.800%, 6/03/2019, (INR)	442,527

		869,706

	Technology – 1.2%
470,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	448,850
390,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	370,500
110,000	Arrow Electronics, Inc., 3.000%, 3/01/2018	111,209
195,000	Flextronics International Ltd., 5.000%, 2/15/2023	196,463
415,000	Jabil Circuit, Inc., 4.700%, 9/15/2022	410,331

		1,537,353

	Treasuries – 12.7%
240,000	Canadian Government, 2.750%, 9/01/2016, (CAD)(d)	225,439
260,000	Canadian Government, 3.000%, 12/01/2015, (CAD)	242,714
15,000	Italy Buoni Poliennali Del Tesoro, 5.250%, 11/01/2029, (EUR)	24,081
160,000	Italy Buoni Poliennali Del Tesoro, 5.500%, 11/01/2022, (EUR)	260,594

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Treasuries – continued
15,000	(††)	Mexican Fixed Rate Bonds, Series M, 4.750%, 6/14/2018, (MXN)	$113,940
140,000	(††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)(d)	1,118,376
31,500	(††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 11/13/2042, (MXN)	258,166
7,300	(††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	72,363
10,000,000		Philippine Government International Bond, 6.250%, 1/14/2036, (PHP)	226,335
180,000		Spain Government Bond, 4.650%, 7/30/2025, (EUR)	277,367
787,795		U.S. Treasury Inflation Indexed Bond, 1.375%, 2/15/2044(g)	803,920
2,124,272		U.S. Treasury Inflation Indexed Bond, 2.500%, 1/15/2029(g)(o)	2,579,662
7,411,435		U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2018(g)	7,581,668
2,876,859		U.S. Treasury Inflation Indexed Note, 0.625%, 1/15/2024(g)	2,886,750

			16,671,375

		Wireless – 1.2%
4,000,000		America Movil SAB de CV, 8.460%, 12/18/2036, (MXN)	290,704
230,000		American Tower Corp., 4.700%, 3/15/2022	240,319
495,000		Sprint Capital Corp., 6.875%, 11/15/2028	480,150
20,000		Sprint Capital Corp., 8.750%, 3/15/2032	22,000
480,000		Sprint Corp., 7.875%, 9/15/2023, 144A	528,000

			1,561,173

		Wirelines – 1.8%
10,000		CenturyLink, Inc., 5.625%, 4/01/2020	10,513
80,000		CenturyLink, Inc., 7.650%, 3/15/2042	75,500
240,000		CenturyLink, Inc., Series P, 7.600%, 9/15/2039	228,300
75,000		Embarq Corp., 7.995%, 6/01/2036	78,254
35,000		Level 3 Financing, Inc., 6.125%, 1/15/2021, 144A	36,925
75,000		Level 3 Financing, Inc., 7.000%, 6/01/2020	81,281
70,000		Level 3 Financing, Inc., 8.125%, 7/01/2019	76,825
85,000		Level 3 Financing, Inc., 8.625%, 7/15/2020	95,306
400,000		Oi S.A., 9.750%, 9/15/2016, 144A, (BRL)	159,101

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wirelines – continued
$15,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	$16,238
269,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	250,843
402,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	392,955
40,000	Telecom Italia Capital S.A., 7.200%, 7/18/2036	40,700
45,000	Telecom Italia Capital S.A., 7.721%, 6/04/2038	48,150
75,000	Telefonica Emisiones SAU, 5.134%, 4/27/2020	81,084
75,000	Telefonica Emisiones SAU, 5.462%, 2/16/2021	82,450
75,000	Telefonica Emisiones SAU, 7.045%, 6/20/2036	90,777
100,000	Telefonica Emisiones SAU, EMTN, 5.597%, 3/12/2020, (GBP)	182,269
205,000	Verizon Communications, Inc., 5.150%, 9/15/2023	224,335
110,000	Verizon Communications, Inc., 6.400%, 9/15/2033	130,597

		2,382,403

	Total Non-Convertible Bonds (Identified Cost $53,602,245)	54,851,725

Convertible Bonds – 3.2%
	Automotive – 0.2%
115,000	Ford Motor Co., 4.250%, 11/15/2016	208,222

	Construction Machinery – 0.2%
190,000	Ryland Group, Inc. (The), 1.625%, 5/15/2018	270,275
20,000	Trinity Industries, Inc., 3.875%, 6/01/2036	31,775

		302,050

	Healthcare – 0.1%
95,000	Hologic, Inc., Series 2010, (accretes to principal after 12/15/2016), 2.000%, 12/15/2037(h)	108,597

	Home Construction – 0.7%
160,000	Lennar Corp., 2.750%, 12/15/2020, 144A	292,400
240,000	Lennar Corp., 3.250%, 11/15/2021, 144A	427,350
220,000	Standard Pacific Corp., 1.250%, 8/01/2032	272,800

		992,550

	Independent Energy – 0.1%
75,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	76,313

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	Life Insurance – 0.1%
$100,000	Old Republic International Corp., 3.750%, 3/15/2018	$124,375

	Metals & Mining – 0.2%
135,000	Peabody Energy Corp., 4.750%, 12/15/2066	109,181
85,000	United States Steel Corp., 2.750%, 4/01/2019	110,128

		219,309

	Oil Field Services – 0.1%
135,000	Hornbeck Offshore Services, Inc., 1.500%, 9/01/2019	153,647

	Pharmaceuticals – 0.4%
8,000	BioMarin Pharmaceutical, Inc., 0.750%, 10/15/2018	8,765
12,000	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	13,320
75,000	Gilead Sciences, Inc., Series D, 1.625%, 5/01/2016	233,297
65,000	Mylan, Inc., 3.750%, 9/15/2015	238,916

		494,298

	REITs - Mortgage – 0.1%
70,000	iStar Financial, Inc., 3.000%, 11/15/2016	98,831

	Retailers – 0.2%
246,000	priceline.com, Inc., 0.350%, 6/15/2020, 144A	290,433
30,000	priceline.com, Inc., 1.000%, 3/15/2018	42,469

		332,902

	Technology – 0.8%
65,000	Ciena Corp., 3.750%, 10/15/2018, 144A	90,959
260,000	Intel Corp., 2.950%, 12/15/2035	305,988
135,000	Micron Technology, Inc., Series C, 2.375%, 5/01/2032	339,272
10,000	Micron Technology, Inc., Series D, 3.125%, 5/01/2032	24,831
70,000	Novellus Systems, Inc., 2.625%, 5/15/2041	119,481
80,000	Xilinx, Inc., 2.625%, 6/15/2017	150,000

		1,030,531

	Textile – 0.0%
45,000	Iconix Brand Group, Inc., 2.500%, 6/01/2016	61,172

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Total Convertible Bonds (Identified Cost $3,219,849)	$4,202,797

Municipals – 0.1%
	Michigan – 0.1%
$45,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034 (Identified Cost $44,998)	35,975

	Total Bonds and Notes (Identified Cost $56,867,092)	59,090,497

Shares
Preferred Stocks – 1.2%
Non-Convertible Preferred Stocks – 0.7%
	Banking – 0.7%
4,375	Ally Financial, Inc., Series A, (fixed rate to 5/15/2016, variable rate thereafter), 8.500%	119,656
288	Ally Financial, Inc., Series G, 7.000%, 144A	284,454
4,125	Countrywide Capital IV, 6.750%	104,569
20,424	SunTrust Banks, Inc., Series E, 5.875%	458,723

	Total Non-Convertible Preferred Stocks (Identified Cost $879,854)	967,402

Convertible Preferred Stocks – 0.5%
	Banking – 0.1%
19	Bank of America Corp., Series L, 7.250%	21,740
70	Wells Fargo & Co., Series L, Class A, 7.500%	82,110

		103,850

	Electric – 0.0%
467	NextEra Energy, Inc., 5.889%	28,641

	Independent Energy – 0.0%
45	Chesapeake Energy Corp., Series A, 5.750%, 144A	50,316

	Metals & Mining – 0.1%
3,937	Cliffs Natural Resources, Inc., 7.000%	81,614

	REITs - Diversified – 0.1%
1,370	Crown Castle International Corp., Series A, 4.500%	138,904

	REITs - Mortgage – 0.1%
1,780	iStar Financial, Inc., Series J, 4.500%	114,365

Shares	Description	Value (†)
Preferred Stocks – continued
Convertible Preferred Stocks – continued
	Utility Other – 0.1%
882	Dominion Resources, Inc., Series A, 6.125%	$50,715
827	Dominion Resources, Inc., Series B, 6.000%	47,776

		98,491

	Total Convertible Preferred Stocks (Identified Cost $551,509)	616,181

	Total Preferred Stocks (Identified Cost $1,431,363)	1,583,583

Notional Amount
Purchased Swaptions – 0.4%
	Interest Rate Swaptions – 0.4%
$32,000,000	1-year Interest Rate Swap Put, expiring 3/11/2015, Pay 3-month LIBOR, Receive 0.746%(i)(j)	62,912
17,500,000	10-year Interest Rate Swap Call, expiring 6/22/2015, Pay 3.440%, Receive 3-month LIBOR(i)(k)	485,852

	Total Purchased Swaptions (Identified Cost $921,155)	548,764

Principal Amount (‡)
Short-Term Investments – 1.5%
1,833,841	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2014 at 0.000% to be repurchased at $1,833,841 on 4/01/2014 collateralized by $315,000 U.S. Treasury Note, 1.500% due 8/31/2018 valued at $314,213; $1,360,000 Federal Home Loan Mortgage Corp., 4.875% due 6/13/2018 valued at $1,564,000 including accrued interest(l)	1,833,841
35,000	U.S. Treasury Bill, 0.087%, 7/03/2014(m)	34,997
125,000	U.S. Treasury Bill, 0.097%, 7/24/2014(m)(n)	124,983

	Total Short-Term Investments (Identified Cost $1,993,795)	1,993,821

	Total Investments – 99.3% (Identified Cost $120,751,532)(a)	130,306,032
	Other assets less liabilities – 0.7%	921,359

	Net Assets – 100.0%	$131,227,391

Notional Amount
Written Swaptions – (0.2)%
	Interest Rate Swaptions – (0.2)%
$17,500,000	10-year Interest Rate Swap Call, expiring 6/22/2015, Pay 3-month LIBOR, Receive 3.940%(i)(k) Total Written Swaptions (Premiums Received $560,000)	$(237,458)

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and subadvisers and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange or market where traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Futures contracts are valued at the current settlement price on the exchange on which the adviser or subadviser believes that, over time, they are traded most extensively.

Bilateral interest rate swaps are valued based on prices supplied by an independent pricing service, if available, or prices obtained from broker-dealers.

Centrally cleared interest rate swaps are valued at settlement prices of the clearinghouse on which the contracts were traded, if available, or prices obtained from broker-dealers.

Interest rate swaptions are valued at mid prices (between the bid and the ask price) supplied by an independent pricing service, if available, or prices obtained from broker-dealers.

Short-term obligations (purchased with an original or remaining maturity of sixty days or less) are valued at amortized cost (which approximates market value).

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s NAV is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At March 31, 2014, the net unrealized appreciation on investments based on a cost of $120,853,085 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$13,210,145
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(3,757,198)

Net unrealized appreciation	$9,452,947

At December 31, 2013, the Fund had a short-term capital loss carryforward of $10,106,858 which expires on December 31, 2017. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.
(c)	Variable rate security. Rate as of March 31, 2014 is disclosed.
(d)	All of this security has been designated to cover the Fund’s obligations under open forward foreign currency contracts, futures contracts or swaptions.
(e)	Perpetual bond with no specified maturity date.
(f)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.

(g)	Treasury Inflation Protected Security (TIPS).
(h)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(i)	The Fund may enter into interest rate swaptions. An interest rate swaption gives the holder the right, but not the obligation, to enter into or cancel an interest rate swap agreement at a future date. Interest rate swaptions may be either purchased or written. The buyer of an interest rate swaption may purchase either the right to receive a fixed rate in the underlying swap (known as a “receiver swaption”) or to pay a fixed rate (known as a “payer swaption”), based on the notional amount of the swap agreement, in exchange for a floating rate.

When the Fund purchases an interest rate swaption, it pays a premium and the swaption is subsequently marked to market to reflect current value. Premiums paid for purchasing interest rate swaptions which expire are treated as realized losses. Premiums paid for purchasing interest rate swaptions which are exercised are added to the cost or deducted from the proceeds on the underlying swap to determine the realized gain or loss. If the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing interest rate swaptions is limited to the premium paid.

When the Fund writes an interest rate swaption, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current value. Premiums received for written interest rate swaptions which expire are treated as realized gains. Premiums received for written interest rate swaptions which are exercised are deducted from the cost or added to the proceeds on the underlying swap to determine the realized gain or loss. If the Fund enters into a closing purchase transaction, the difference between the premium received and any amount paid on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the premium received is less than the amount paid, as a realized loss. The Fund, as writer of a written interest rate swaption, bears the risk of an unfavorable change in the market value of the swap underlying the written interest rate swaption.

Over-the-counter interest rate swaptions are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the swaption.

(j)	Counterparty is Goldman Sachs International.
(k)	Counterparty is Citibank, N.A.
(l)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2014, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.
(m)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(n)	A portion of this security has been pledged as initial margin for open futures contracts.
(o)	A portion of this security has been designated to cover the Fund’s obligations under open forward foreign currency contracts, futures contracts or swaptions.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, the value of Rule 144A holdings amounted to $10,183,841 or 7.8% of net assets.
ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
REMIC	Real Estate Mortgage Investment Conduit

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	British Pound
INR	Indian Rupee
MXN	Mexican Peso
NZD	New Zealand Dollar
PHP	Philippine Peso

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At March 31, 2014, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Sell[1]	6/04/2014	British Pound	67,000	$111,646	$66
Buy[2]	4/30/2014	Euro	170,000	234,186	1,054
Sell[2]	4/30/2014	Euro	838,000	1,154,400	(7,765)

Total					$(6,645)

[1]	Counterparty is Credit Suisse International.
[2]	Counterparty is Barclays Bank PLC.

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity, instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund’s are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At March 31, 2014, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
30 Year U.S. Treasury Bond	6/19/2014	14	$1,865,063	$(9,023)

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2014, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Common Stocks*	$67,089,367	$—	$—		$67,089,367
Bonds and Notes
Non-Convertible Bonds
ABS Other	—	—	554,025	(a)	554,025
Airlines	—	588,694	1,467,379	(a)	2,056,073
Retailers	—	1,695,227	262,779	(a)	1,958,006
All Other Non-Convertible Bonds*	—	50,283,621	—		50,283,621

Total Non-Convertible Bonds	—	52,567,542	2,284,183		54,851,725

Convertible Bonds*	—	4,202,797	—		4,202,797
Municipals*	—	35,975	—		35,975

Total Bonds and Notes	—	56,806,314	2,284,183		59,090,497

Preferred Stocks
Non-Convertible Preferred Stocks*	967,402	—	—		967,402
Convertible Preferred Stocks
Independent Energy	—	50,316	—		50,316
REITs - Mortgage	—	114,365	—		114,365
All Other Convertible Preferred Stocks*	451,500	—	—		451,500

Total Convertible Preferred Stocks	451,500	164,681	—		616,181

Total Preferred Stocks	1,418,902	164,681	—		1,583,583

Purchased Swaptions*	—	548,764	—		548,764
Short-Term Investments	—	1,993,821	—		1,993,821

Total Investments	68,508,269	59,513,580	2,284,183		130,306,032

Forward Foreign Currency Contracts (unrealized appreciation)	—	1,120	—		1,120

Total	$68,508,269	$59,514,700	$2,284,183		$130,307,152

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Written Swaptions*	$—	$(237,458)	$—	$(237,458)
Forward Foreign Currency Contracts (unrealized depreciation)	—	(7,765)	—	(7,765)
Futures Contracts (unrealized depreciation)	(9,023)	—	—	(9,023)

Total	$(9,023)	$(245,223)	$—	$(254,246)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Valued using broker-dealer bid prices.

A preferred stock valued at $52,144 was transferred from Level 1 to Level 2 during the period ended March 31, 2014. At March 31, 2014, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service as a market price was not available.

A preferred stock valued at $89,334 was transferred from Level 2 to Level 1 during the period ended March 31, 2014. At March 31, 2014, this security was valued at the last sale price in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2013 and/or March 31, 2014:

Asset Valuation Inputs

Investments in Securities	Balance as of December 31, 2013	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2014	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2014
Bonds and Notes
Non-Convertible Bonds
ABS Other	$284,200	$—	$—	$(116)	$269,941	$—	$—	$—	$554,025	$(116)
Airlines	1,487,108	18	919	40,550	—	(61,216)	—	—	1,467,379	41,105
Retailers	254,668	—	—	9,218	—	(1,107)	—	—	262,779	9,217

Total	$2,025,976	$18	$919	$49,652	$269,941	$(62,323)	$—	$—	$2,284,183	$50,206

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include forward foreign currency contracts, futures contracts and swaptions.

The Fund may use interest rate swaptions to gain exposure, such as to enter into a contract to benefit from a rise or fall in interest rates. During the period ended March 31, 2014, the Fund engaged in interest rate swaptions for this purpose.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. During the period ended March 31, 2014, the Fund engaged in forward foreign currency transactions for hedging purposes.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts and interest rate swaptions to hedge against changes in interest rates and to manage its duration without having to buy or sell portfolio securities. During the period ended March 31, 2014, the Fund used futures contracts and interest rate swaptions for hedging purposes and to manage duration.

The following is a summary of derivative instruments for the Fund as of March 31, 2014:

Assets	Investments at value[1]	Unrealized appreciation on forward foreign currency contracts	Total
Over-the-counter asset derivatives
Interest rate contracts	$548,764	$—	$548,764
Foreign exchange contracts	—	1,120	1,120

Total over-the-counter asset derivatives	$548,764	$1,120	$549,884

Total asset derivatives	$548,764	$1,120	$549,884

Liabilities	Swaptions written at value	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts[2]	Total
Over-the-counter liability derivatives
Interest rate contracts	$(237,458)	$—	$—	$(237,458)
Foreign exchange contracts	—	(7,765)	—	(7,765)

Total over-the-counter liability derivatives	$(237,458)	$(7,765)	$—	$(245,223)

Exchange traded/cleared liability derivatives
Interest rate contracts	—	—	(9,023)	(9,023)

Total liability derivatives	$(237,458)	$(7,765)	$(9,023)	$(254,246)

[1]	Represents purchased swaptions, at value.
[2]	Represents cumulative unrealized appreciation (depreciation) on futures contracts.

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

The Fund enters into over-the-counter derivatives, including forward foreign currency contracts and interest rate swaptions, pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the net asset value of the Fund declines beyond a certain threshold. As of March 31, 2014, the fair value of derivative positions subject to these provisions that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts, is as follows:

Counterparty	Derivatives	Collateral Pledged
Barclays Bank PLC	$(6,711)	—

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The risk of loss to the Fund from counterparty default should be limited to the extent the Fund is undercollateralized for over-the-counter derivatives; however, final settlement of the Fund’s claim against any collateral received may be subject to bankruptcy court proceedings. Additionally, cash or securities held at or pledged to counterparties for initial/variation margin for futures contracts or as collateral for over-the-counter derivatives may be subject to bankruptcy court proceedings. As of March 31, 2014, the maximum amount of loss that the Fund would incur if counterparties failed to meet their obligations, including securities held at or pledged to counterparties for initial/variation margin that could be subject to the terms of a final settlement in a bankruptcy court proceeding, is $594,254 and the amount of loss that the Fund would incur after taking into account master netting arrangements is $107,348. These amounts include cash received as collateral by the Fund in the amount of $260,000.

Industry Summary at March 31, 2014 (Unaudited)

Treasuries	12.7%
Banking	4.1
REITs - Regional Malls	4.0
Multi-Utilities	4.0
Electric Utilities	3.9
REITs - Apartments	3.9
REITs - Office Property	3.9
REITs - Healthcare	2.7
REITs - Diversified	2.6
REITs - Shopping Centers	2.3
ABS Home Equity	2.3
Aerospace & Defense	2.3
REITs - Storage	2.1
Technology	2.0
Other Investments, less than 2% each	45.0
Short-Term Investments	1.5

Total Investments	99.3
Other assets less liabilities (including open written swaptions, forward foreign currency contracts and futures contracts)	0.7

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of March 31, 2014 (Unaudited)

Natixis Oakmark International Fund

Shares	Description	Value (†)
Common Stocks – 93.8% of Net Assets
	Australia – 4.6%
4,432,068	AMP Ltd.	$20,514,271
874,090	Orica Ltd.	17,786,010

		38,300,281

	Canada – 0.6%
153,000	Thomson Reuters Corp.	5,230,095

	France – 15.1%
256,200	BNP Paribas S.A.	19,752,794
26,600	Christian Dior S.A.	5,108,961
314,400	Danone	22,211,508
127,200	Kering	25,935,435
108,500	LVMH Moet Hennessy Louis Vuitton S.A.	19,661,529
172,400	Pernod-Ricard S.A.	20,063,062
36,129	Publicis Groupe S.A.	3,261,763
84,700	Sanofi	8,851,071

		124,846,123

	Germany – 10.2%
171,400	Allianz SE, (Registered)	28,969,800
181,500	Bayerische Motoren Werke AG	22,935,436
1,800	Continental AG	431,671
224,400	Daimler AG, (Registered)	21,227,974
127,200	SAP AG	10,317,902

		83,882,783

	Ireland – 2.5%
1,160,400	Experian PLC	20,940,271

	Israel – 0.6%
71,900	Check Point Software Technologies Ltd.(b)	4,862,597

	Italy – 2.0%
4,749,900	Intesa Sanpaolo SpA	16,117,324

	Japan – 13.0%
722,500	Canon, Inc.	22,423,378
2,314,000	Daiwa Securities Group, Inc.	20,104,598
679,500	Honda Motor Co. Ltd.	23,909,332
92,000	Meitec Corp.	2,609,403
340,100	Olympus Corp.(b)	10,859,622
4,800	Omron Corp.	198,608
49,900	Secom Co. Ltd.	2,868,509
432,200	Toyota Motor Corp.	24,373,403

		107,346,853

	Korea – 2.5%
16,130	Samsung Electronics Co. Ltd.	20,391,102

Shares	Description	Value (†)
Common Stocks – continued
	Netherlands – 7.0%
41,694	Akzo Nobel NV	$3,400,576
2,141,400	CNH Industrial NV(b)	24,645,110
222,100	Heineken Holding NV	14,341,055
377,546	Koninklijke Ahold NV	7,583,434
210,189	Koninklijke Philips NV	7,394,263

		57,364,438

	Sweden – 4.1%
419,500	Atlas Copco AB, Series B	11,490,650
204,600	Hennes & Mauritz AB, Series B	8,726,234
531,800	SKF AB, Series B	13,616,735

		33,833,619

	Switzerland – 17.5%
85,900	Adecco S.A., (Registered)	7,149,129
241,200	Cie Financiere Richemont S.A., (Registered)	23,043,805
1,219,158	Credit Suisse Group AG, (Registered)	39,461,784
625	Geberit AG, (Registered)	204,799
4,180	Givaudan S.A., (Registered)	6,465,423
269,100	Holcim Ltd., (Registered)	22,302,804
136,200	Kuehne & Nagel International AG, (Registered)	19,060,346
225,700	Nestle S.A., (Registered)	16,988,346
66,700	Novartis AG, (Registered)	5,663,359
27,600	Schindler Holding AG	4,068,871

		144,408,666

	United Kingdom – 14.1%
772,100	Diageo PLC	23,980,714
452,200	GlaxoSmithKline PLC	12,058,063
13,194,600	Lloyds Banking Group PLC(b)	16,506,701
251,500	Schroders PLC	10,907,411
100	Schroders PLC, (Non Voting)	3,364
487,300	Smiths Group PLC	10,353,980
4,609,200	Tesco PLC	22,733,121
342,500	Willis Group Holdings PLC	15,114,525
10,796	Wolseley PLC	615,126
172,200	WPP PLC	3,558,017

		115,831,022

	Total Common Stocks (Identified Cost $731,538,345)	773,355,174

Principal Amount
Short-Term Investments – 5.1%
$41,814,342	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2014 at 0.000% to be repurchased at $41,814,342 on 4/01/2014 collateralized by $42,125,000 U.S. Treasury Note, 1.750% due 10/31/2018 valued at $42,651,563 including accrued interest(c) (Identified Cost $41,814,342)	41,814,342

Description	Value (†)
Total Investments – 98.9% (Identified Cost $773,352,687)(a)	$815,169,516
Other assets less liabilities – 1.1%	9,326,719

Net Assets – 100.0%	$824,496,235

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange or market where traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market.

In those cases, the official close price is used.

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Short-term obligations (purchased with an original or remaining maturity of sixty days or less) are valued at amortized cost (which approximates market value).

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s NAV is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of March 31, 2014, approximately 91% of the market value of investments was fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At March 31, 2014, the net unrealized appreciation on investments based on a cost of $773,352,687 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$49,698,424
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(7,881,595)

Net unrealized appreciation	$41,816,829

(b)	Non-income producing security.

(c)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2014, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell generally are used to hedge the Fund’s investments against currency fluctuation. Also, a contract to buy or sell can offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At March 31, 2014, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell[1]	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Sell	9/17/2014	Australian Dollar	9,100,000	$8,343,194	$(334,284)
Sell	6/18/2014	Swedish Krona	6,700,000	1,033,928	4,863
Sell	6/18/2014	Swedish Krona	37,200,000	5,740,618	(66,393)
Sell	12/17/2014	Swiss Franc	45,300,000	51,369,747	669,311

Total					$273,497

[1]	Counterparty is State Street Bank and Trust Company.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2014, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$38,300,281	$—	$38,300,281
France	—	124,846,123	—	124,846,123
Germany	—	83,882,783	—	83,882,783
Ireland	—	20,940,271	—	20,940,271
Italy	—	16,117,324	—	16,117,324
Japan	—	107,346,853	—	107,346,853
Korea	—	20,391,102	—	20,391,102
Netherlands	7,583,434	49,781,004	—	57,364,438
Sweden	—	33,833,619	—	33,833,619
Switzerland	—	144,408,666	—	144,408,666
United Kingdom	15,114,525	100,716,497	—	115,831,022
All Other Common Stocks*	10,092,692	—	—	10,092,692

Total Common Stocks	32,790,651	740,564,523	—	773,355,174

Short-Term Investments	—	41,814,342	—	41,814,342

Total Investments	32,790,651	782,378,865	—	815,169,516

Forward Foreign Currency Contracts (unrealized appreciation)	—	674,174	—	674,174

Total	$32,790,651	$783,053,039	$—	$815,843,690

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(400,677)	$—	$(400,677)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

A common stock valued at $14,810,131 was transferred from Level 1 to Level 2 during the period ended March 31, 2014. At March 31, 2014, this security was fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of the security.

All transfers are recognized as of the beginning of the reporting period.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund currently uses include forward foreign currency contracts and futures contracts. The Fund seeks to achieve long and short exposure to global equity, bond, currency and commodity markets through a wide range of derivative instruments and direct investments. These investments are intended to provide the Fund with risk and return characteristics similar to those of a diversified portfolio of hedge funds. The Fund uses quantitative models to estimate the market exposures that drive the aggregate returns of a diverse set of hedge funds, and seeks to use a variety of derivative instruments to capture such exposures in the aggregate. Under normal market conditions, the Fund will make extensive use of derivative instruments, in particular futures and forward contracts on global equity and fixed income securities, securities indices, currencies, commodities and other instruments.

The following is a summary of derivative instruments for the Fund, as of March 31, 2014:

Unrealized appreciation on forward foreign currency contracts
Assets
Over-the-counter asset derivatives
Foreign exchange contracts	$674,174

Unrealized depreciation on forward foreign currency contracts
Liabilities
Over-the-counter liability derivatives
Foreign exchange contracts	$(400,677)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Over-the-counter derivatives, including forward foreign currency contracts, pursuant to an International Swaps and Derivatives Association, Inc. (“ISDA”) agreement between the Fund and its counterparty. ISDA agreements typically contain, master netting provisions in the event of a default or other termination event. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, to one net amount payable by either the Fund or the counterparty.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The risk of loss to the Fund from counterparty default should be limited to the extent the Fund is under collateralized for over-the-counter derivatives; however, final settlement of the Fund’s claim against any collateral received may be subject to bankruptcy court proceedings. Additionally, cash or securities held at or pledged to counterparties for initial/variation margin for futures contracts or as collateral for over-the-counter derivatives may be subject to bankruptcy court proceedings. As of March 31, 2014, the maximum amount of loss that the Fund would incur if counterparties failed to meet their obligations, is $674,174 and the amount of loss that the Fund would incur after taking into account master netting arrangements pursuant to ISDA agreements is $273,497.

Industry Summary at March 31, 2014 (Unaudited)

Automobiles	11.3%
Textiles, Apparel & Luxury Goods	8.9
Capital Markets	8.5
Insurance	7.8
Beverages	7.1
Machinery	6.5
Banks	6.4
Food Products	4.7
Professional Services	3.7
Food & Staples Retailing	3.7
Chemicals	3.3
Pharmaceuticals	3.3
Technology Hardware, Storage & Peripherals	2.7
Construction Materials	2.7
Semiconductors & Semiconductor Equipment	2.5
Marine	2.3
Industrial Conglomerates	2.2
Other Investments, less than 2% each	6.2
Short-Term Investments	5.1

Total Investments	98.9
Other assets less liabilities (including open forward foreign currency contracts)	1.1

Net Assets	100.0%

Currency Exposure Summary at March 31, 2014 (Unaudited)

Euro	34.3%
Swiss Franc	17.5
British Pound	14.8
Japanese Yen	13.0
United States Dollar	7.5
Australian Dollar	4.6
Swedish Krona	4.1
South Korean Won	2.5
Other, less than 2% each	0.6

Total Investments	98.9
Other assets less liabilities (including open forward foreign currency contracts)	1.1

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of March 31, 2014 (Unaudited)

Natixis U.S. Equity Opportunities Fund*

Shares	Description	Value (†)
Common Stocks – 97.4% of Net Assets
	Air Freight & Logistics – 4.9%
242,400	Expeditors International of Washington, Inc.	$9,606,312
67,000	FedEx Corp.	8,881,520
42,100	United Parcel Service, Inc., Class B	4,099,698

		22,587,530

	Automobiles – 1.5%
194,700	General Motors Co.	6,701,574

	Banks – 4.5%
680,800	Bank of America Corp.	11,709,760
145,000	JPMorgan Chase & Co.	8,802,950

		20,512,710

	Beverages – 4.6%
117,200	Coca-Cola Co. (The)	4,530,952
20,400	Diageo PLC, Sponsored ADR	2,541,636
149,600	Monster Beverage Corp.(b)	10,389,720
75,300	SABMiller PLC, Sponsored ADR	3,795,120

		21,257,428

	Biotechnology – 0.9%
33,800	Amgen, Inc.	4,168,892

	Capital Markets – 5.1%
150,800	Franklin Resources, Inc.	8,170,344
152,600	Greenhill & Co., Inc.	7,932,148
221,100	SEI Investments Co.	7,431,171

		23,533,663

	Communications Equipment – 5.7%
505,100	Cisco Systems, Inc.	11,319,291
188,800	QUALCOMM, Inc.	14,888,768

		26,208,059

	Consumer Finance – 2.5%
26,700	American Express Co.	2,403,801
116,600	Capital One Financial Corp.	8,996,856

		11,400,657

	Diversified Financial Services – 1.3%
132,900	MSCI, Inc.(b)	5,717,358

	Energy Equipment & Services – 3.2%
122,900	Halliburton Co.	7,237,581
77,100	Schlumberger Ltd.	7,517,250

		14,754,831

	Food Products – 3.1%
515,400	Danone, Sponsored ADR	7,313,526
163,800	Unilever PLC, Sponsored ADR	7,007,364

		14,320,890

Shares	Description	Value (†)
Common Stocks – continued
	Health Care Equipment & Supplies – 4.9%
142,500	Medtronic, Inc.	$8,769,450
107,800	Varian Medical Systems, Inc.(b)	9,054,122
47,700	Zimmer Holdings, Inc.	4,511,466

		22,335,038

	Health Care Providers & Services – 1.9%
108,200	UnitedHealth Group, Inc.	8,871,318

	Hotels, Restaurants & Leisure – 2.5%
68,000	McDonald’s Corp.	6,666,040
61,900	Yum! Brands, Inc.	4,666,641

		11,332,681

	Household Products – 1.0%
57,800	Procter & Gamble Co. (The)	4,658,680

	Insurance – 4.7%
100,400	Aflac, Inc.	6,329,216
167,100	American International Group, Inc.	8,356,671
80,900	Aon PLC	6,818,252

		21,504,139

	Internet & Catalog Retail – 4.5%
30,700	Amazon.com, Inc.(b)	10,331,164
55,600	HomeAway, Inc.(b)	2,094,452
277,900	Liberty Interactive Corp., Class A(b)	8,022,973

		20,448,589

	Internet Software & Services – 7.3%
163,700	Facebook, Inc., Class A(b)	9,861,288
15,700	Google, Inc., Class A(b)	17,497,807
121,800	Vistaprint NV(b)	5,994,996

		33,354,091

	IT Services – 4.0%
31,700	Automatic Data Processing, Inc.	2,449,142
99,100	MasterCard, Inc., Class A	7,402,770
40,100	Visa, Inc., Class A	8,655,986

		18,507,898

	Machinery – 1.7%
97,400	Illinois Tool Works, Inc.	7,921,542

	Media – 3.6%
116,200	DIRECTV(b)	8,880,004
102,900	Omnicom Group, Inc.	7,470,540

		16,350,544

	Metals & Mining – 0.6%
31,200	Compass Minerals International, Inc.	2,574,624

	Oil, Gas & Consumable Fuels – 2.8%
105,900	Apache Corp.	8,784,405
63,300	Devon Energy Corp.	4,236,669

		13,021,074

Shares	Description	Value (†)
Common Stocks – continued
	Pharmaceuticals – 2.9%
43,200	Merck & Co., Inc.	$2,452,464
72,900	Novartis AG, ADR	6,197,958
102,400	Novo Nordisk AS, Sponsored ADR	4,674,560

		13,324,982

	Semiconductors & Semiconductor Equipment – 4.1%
8,300	Altera Corp.	300,792
15,500	Analog Devices, Inc.	823,670
160,500	ARM Holdings PLC, Sponsored ADR	8,180,685
321,100	Intel Corp.	8,287,591
22,900	Linear Technology Corp.	1,115,001

		18,707,739

	Software – 9.6%
140,500	Autodesk, Inc.(b)	6,909,790
50,900	FactSet Research Systems, Inc.	5,487,529
279,400	Microsoft Corp.	11,452,606
486,100	Oracle Corp.	19,886,351

		43,736,276

	Specialty Retail – 2.6%
93,400	Home Depot, Inc. (The)	7,390,742
94,100	Lowe’s Cos., Inc.	4,601,490

		11,992,232

	Technology Hardware, Storage & Peripherals – 1.4%
12,100	Apple, Inc.	6,494,554

	Total Common Stocks (Identified Cost $401,843,192)	446,299,593

Principal Amount
Short-Term Investments – 2.3%
$10,776,803	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2014 at 0.000% to be repurchased at $10,776,803 on 4/01/2014 collateralized by $10,735,000 Federal National Mortgage Association, 3.400% due 9/27/2032 valued at $9,567,569; $1,430,000 U.S. Treasury Note, 1.500% due 8/31/2018 valued at $1,426,425 including accrued interest(c) (Identified Cost $10,776,803)	10,776,803

	Total Investments – 99.7% (Identified Cost $412,619,995)(a)	457,076,396
	Other assets less liabilities – 0.3%	1,259,768

	Net Assets – 100.0%	$458,336,164

*	Formerly Natixis U.S. Multi-Cap Equity Fund.

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and subadvisers and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange or market where traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Domestic exchange-traded single equity option contracts are valued at the mean of the National Best Bid and Offer quotations. Short-term obligations (purchased with an original or remaining maturity of sixty days or less) are valued at amortized cost (which approximates market value).

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s NAV is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At March 31, 2014, the net unrealized appreciation on investments based on a cost of $412,619,995 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$47,404,642
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(2,948,241)

Net unrealized appreciation	$44,456,401

(b)	Non-income producing security.
(c)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2014, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2014, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$446,299,593	$—	$—	$446,299,593
Short-Term Investments	—	10,776,803	—	10,776,803

Total	$446,299,593	$10,776,803	$—	$457,076,396

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended March 31, 2014, there were no transfers among Levels 1, 2 and 3.

Industry Summary at March 31, 2014 (Unaudited)

Software	9.6%
Internet Software & Services	7.3
Communications Equipment	5.7
Capital Markets	5.1
Air Freight & Logistics	4.9
Health Care Equipment & Supplies	4.9
Insurance	4.7
Beverages	4.6
Banks	4.5
Internet & Catalog Retail	4.5
Semiconductors & Semiconductor Equipment	4.1
IT Services	4.0
Media	3.6
Energy Equipment & Services	3.2
Food Products	3.1
Pharmaceuticals	2.9
Oil, Gas & Consumable Fuels	2.8
Specialty Retail	2.6
Consumer Finance	2.5
Hotels, Restaurants & Leisure	2.5
Other Investments, less than 2% each	10.3
Short-Term Investments	2.3

Total Investments	99.7
Other assets less liabilities	0.3

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of March 31, 2014 (Unaudited)

Vaughan Nelson Small Cap Value Fund

Shares	Description	Value (†)
Common Stocks – 94.9% of Net Assets
	Aerospace & Defense – 1.7%
56,325	Esterline Technologies Corp.(b)	$6,000,865

	Banks – 9.6%
149,225	Capital Bank Financial Corp., Class A(b)	3,747,040
419,855	FirstMerit Corp.	8,745,580
49,250	Hancock Holding Co.	1,805,012
102,700	Prosperity Bancshares, Inc.	6,793,605
173,500	Union First Market Bankshares Corp.	4,410,370
260,875	Webster Financial Corp.	8,102,777

		33,604,384

	Building Products – 1.6%
61,350	Lennox International, Inc.	5,577,328

	Capital Markets – 2.6%
126,475	LPL Financial Holdings, Inc.	6,644,996
155,300	TCP Capital Corp.	2,570,215

		9,215,211

	Commercial Services & Supplies – 2.0%
233,150	KAR Auction Services, Inc.	7,076,102

	Communications Equipment – 2.1%
223,700	CommScope Holding Co., Inc.(b)	5,520,916
152,575	Ixia(b)	1,907,187

		7,428,103

	Construction & Engineering – 2.0%
163,400	MasTec, Inc.(b)	7,098,096

	Consumer Finance – 1.1%
74,475	First Cash Financial Services, Inc.(b)	3,758,009

	Containers & Packaging – 5.0%
649,925	Graphic Packaging Holding Co.(b)	6,603,238
68,875	Packaging Corp. of America	4,846,734
123,975	Silgan Holdings, Inc.	6,139,242

		17,589,214

	Diversified Consumer Services – 1.5%
169,050	Hillenbrand, Inc.	5,465,386

	Electrical Equipment – 0.8%
119,450	Thermon Group Holdings, Inc.(b)	2,768,851

	Electronic Equipment, Instruments & Components – 1.6%
60,400	Littelfuse, Inc.	5,655,856

	Energy Equipment & Services – 3.0%
71,125	Atwood Oceanics, Inc.(b)	3,583,989

Shares	Description	Value (†)
Common Stocks – continued
	Energy Equipment & Services – continued
224,150	Forum Energy Technologies, Inc.(b)	$6,944,167

		10,528,156

	Food & Staples Retailing – 1.1%
624,150	Rite Aid Corp.(b)	3,913,421

	Gas Utilities – 1.1%
85,150	Atmos Energy Corp.	4,013,120

	Health Care Equipment & Supplies – 4.8%
129,950	Alere, Inc.(b)	4,463,782
117,725	Integra LifeSciences Holdings Corp.(b)	5,414,173
64,700	Teleflex, Inc.	6,938,428

		16,816,383

	Health Care Providers & Services – 1.6%
68,525	Community Health Systems, Inc.(b)	2,684,124
51,050	LifePoint Hospitals, Inc.(b)	2,784,778

		5,468,902

	Health Care Technology – 1.6%
223,400	MedAssets, Inc.(b)	5,520,214

	Hotels, Restaurants & Leisure – 1.3%
16,925	Bob Evans Farms, Inc.	846,758
63,350	Jack in the Box, Inc.(b)	3,733,849

		4,580,607

	Household Durables – 1.5%
32,600	Harman International Industries, Inc.	3,468,640
42,150	Ryland Group, Inc. (The)	1,683,049

		5,151,689

	Insurance – 8.3%
167,150	American Equity Investment Life Holding Co.	3,948,083
118,400	Aspen Insurance Holdings Ltd.	4,700,480
337,625	CNO Financial Group, Inc.	6,111,012
160,087	HCC Insurance Holdings, Inc.	7,282,358
209,925	Maiden Holdings Ltd.	2,619,864
76,600	Platinum Underwriters Holdings Ltd.	4,603,660

		29,265,457

	Internet & Catalog Retail – 1.2%
70,100	HSN, Inc.	4,187,073

	IT Services – 4.2%
166,575	Broadridge Financial Solutions, Inc.	6,186,595
52,125	CACI International, Inc., Class A(b)	3,846,825
25,075	iGATE Corp.(b)	790,866
67,600	Jack Henry & Associates, Inc.	3,769,376

		14,593,662

	Machinery – 4.2%
78,650	Actuant Corp., Class A	2,685,897
96,225	Barnes Group, Inc.	3,701,776

Shares	Description	Value (†)
Common Stocks – continued
	Machinery – continued
144,850	Rexnord Corp.(b)	$4,197,753
299,300	Wabash National Corp.(b)	4,118,368

		14,703,794

	Metals & Mining – 1.7%
60,125	Globe Specialty Metals, Inc.	1,251,803
68,675	Reliance Steel & Aluminum Co.	4,852,575

		6,104,378

	Oil, Gas & Consumable Fuels – 1.9%
161,564	Oasis Petroleum, Inc.(b)	6,742,066

	Paper & Forest Products – 1.0%
57,600	Clearwater Paper Corp.(b)	3,609,792

	Personal Products – 0.7%
81,400	Elizabeth Arden, Inc.(b)	2,402,114

	Professional Services – 2.2%
41,750	Dun & Bradstreet Corp. (The)	4,147,863
90,825	ICF International, Inc.(b)	3,615,743

		7,763,606

	REITs - Hotels – 1.2%
708,800	Hersha Hospitality Trust	4,132,304

	REITs - Office Property – 0.7%
61,350	Highwoods Properties, Inc.	2,356,455

	Road & Rail – 1.6%
61,350	Celadon Group, Inc.	1,474,854
101,425	Con-way, Inc.	4,166,539

		5,641,393

	Semiconductors & Semiconductor Equipment – 2.1%
194,525	Skyworks Solutions, Inc.(b)	7,298,578

	Software – 6.2%
114,925	BroadSoft, Inc.(b)	3,071,945
58,575	Ellie Mae, Inc.(b)	1,689,303
91,425	Fair Isaac Corp.	5,057,631
131,475	SS&C Technologies Holdings, Inc.(b)	5,261,630
141,500	Verint Systems, Inc.(b)	6,640,595

		21,721,104

	Specialty Retail – 7.5%
131,997	Aaron’s, Inc.	3,991,589
81,025	Abercrombie & Fitch Co., Class A	3,119,463
249,200	Chico’s FAS, Inc.	3,994,676
104,400	GNC Holdings, Inc., Class A	4,595,688
80,150	Group 1 Automotive, Inc.	5,262,649
106,450	Men’s Wearhouse, Inc. (The)	5,213,921

		26,177,986

Shares	Description	Value (†)
Common Stocks – continued
	Textiles, Apparel & Luxury Goods – 1.0%
119,125	Wolverine World Wide, Inc.	$3,401,019

	Trading Companies & Distributors – 1.6%
18,100	DXP Enterprises, Inc.(b)	1,718,233
45,100	WESCO International, Inc.(b)	3,753,222

		5,471,455

	Total Common Stocks (Identified Cost $255,716,323)	332,802,133

Closed-End Investment Companies – 2.3%
455,800	Ares Capital Corp. (Identified Cost $7,297,096)	8,031,196

Principal Amount
Short-Term Investments – 0.7%
$2,515,952	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2014 at 0.000% to be repurchased at $2,515,952 on 4/01/2014 collateralized by $2,880,000 Federal Home Loan Bank, 3.500% due 3/04/2033 valued at $2,566,800 including accrued interest(c) (Identified Cost $2,515,952)	2,515,952

	Total Investments – 97.9% (Identified Cost $265,529,371)(a)	343,349,281
	Other assets less liabilities – 2.1%	7,488,228

	Net Assets – 100.0%	$350,837,509

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange or market where traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Short-term obligations (purchased with an original or remaining maturity of sixty days or less) are valued at amortized cost (which approximates market value).

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s NAV is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At March 31, 2014, the net unrealized appreciation on investments based on a cost of $265,529,371 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$80,415,824
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(2,595,914)

Net unrealized appreciation	$77,819,910

(b)	Non-income producing security.
(c)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2014, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.

REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2014, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$332,802,133	$—	$—	$332,802,133
Closed-End Investment Companies	8,031,196	—	—	8,031,196
Short-Term Investments	—	2,515,952	—	2,515,952

Total	$340,833,329	$2,515,952	$—	$343,349,281

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended March 31, 2014, there were no transfers among Levels 1, 2 and 3.

Industry Summary at March 31, 2014 (Unaudited)

Banks	9.6%
Insurance	8.3
Specialty Retail	7.5
Software	6.2
Containers & Packaging	5.0
Health Care Equipment & Supplies	4.8
Machinery	4.2
IT Services	4.2
Energy Equipment & Services	3.0
Capital Markets	2.6
Closed-End Investment Companies	2.3
Professional Services	2.2
Communications Equipment	2.1
Semiconductors & Semiconductor Equipment	2.1
Construction & Engineering	2.0
Commercial Services & Supplies	2.0
Other Investments, less than 2% each	29.1
Short-Term Investments	0.7

Total Investments	97.9
Other assets less liabilities	2.1

Net Assets	100.0%

ITEM 2.	CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust I

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	May 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	May 22, 2014

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	May 22, 2014